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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                August 14, 2012
--------------------       ------------------                ---------------
    [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  41
                                                 ----------

Form 13F Information Table Value Total:            $657,777
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter ended June 30, 2012


        COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                              VALUE     SHRS or    SH/  PUT/  INVE  OTH       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC  MAN     SOLE     SHARED  NONE
----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ----  ---  ----------  ------  ----
AG MTG INVT TR INC            COM                001228105  $  8,596      400,000  SH         SOLE          400,000
AIRTRAN HLDGS INC             NOTE 5.250%11/0    00949PAD0  $ 27,093   21,093,000  PRN        SOLE       21,093,000
ALLIANCE DATA SYSTEMS CORP    NOTE 4.750% 5/1    018581AC2  $ 65,784   22,927,000  PRN        SOLE       22,927,000
AMERICAN CAP MTG INVT CORP    COM                02504A104  $ 14,994      628,800  SH         SOLE          628,800
ANNALY CAP MGMT INC           NOTE 5.000% 5/1    035710AB8  $ 31,645   32,000,000  PRN        SOLE       32,000,000
BARCLAYS BK PLC               IPTH S&P VIX NEW   06740C261  $    228       15,000  SH         SOLE           15,000
CEMEX SAB DE CV               NOTE 3.750% 3/1    151290BC6  $ 30,827   37,000,000  PRN        SOLE       37,000,000
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1    153443AH9  $ 30,581   35,100,000  PRN        SOLE       35,100,000
CHIQUITA BRANDS INTL INC      NOTE 4.250% 8/1    170032AT3  $ 10,080   14,000,000  PRN        SOLE       14,000,000
CINEDIGM DIGITAL CINEMA CORP  COM                172407108  $  2,066    1,377,613  SH         SOLE        1,377,613
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAC7  $  7,990    5,102,000  PRN        SOLE        5,102,000
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAE3  $  2,222    1,419,000  PRN        SOLE        1,419,000
CYCLACEL PHARMACEUTICALS INC  PFD CONV EX 6%     23254L207  $    490      196,000  SH         SOLE          196,000
DENDREON CORP                 NOTE 2.875% 1/1    24823QAC1  $  8,013   11,500,000  PRN        SOLE       11,500,000
DRYSHIPS INC                  NOTE 5.000%12/0    262498AB4  $ 10,342   14,010,000  PRN        SOLE       14,010,000
FAIRPOINT COMMUNICATIONS INC  COM NEW            305560302  $ 31,539    5,128,325  SH         SOLE        5,128,325
GEN-PROBE INC NEW             COM                36866T103  $ 11,097      135,000  SH         SOLE          135,000
GEN-PROBE INC NEW             COM                36866T103  $     82        1,000  SH   CALL  SOLE            1,000
GOODRICH CORP                 COM                382388106  $ 19,035      150,000  SH         SOLE          150,000
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0    42805TAA3  $ 13,391    8,000,000  PRN        SOLE        8,000,000
INCYTE CORP                   NOTE 4.750%10/0    45337CAJ1  $ 19,754    7,483,000  PRN        SOLE        7,483,000
JINKOSOLAR HLDG CO LTD        NOTE 4.000% 5/1    47759TAA8  $  4,230   10,500,000  PRN        SOLE       10,500,000
KINDER MORGAN INC DEL         *W EXP 05/25/201   49456B119  $    313      137,200  SH         SOLE          137,200
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3     530718AF2  $ 19,364   16,000,000  PRN        SOLE       16,000,000
MASSEY ENERGY CO              NOTE 3.250% 8/0    576203AJ2  $  6,850    8,000,000  PRN        SOLE        8,000,000
MYLAN INC                     NOTE 3.750% 9/1    628530AJ6  $  6,016    3,500,000  PRN        SOLE        3,500,000
NATIONAL RETAIL PPTYS INC     NOTE 3.950% 9/1    637417AA4  $ 17,076   14,300,000  PRN        SOLE       14,300,000
OMNICOM GROUP INC             COM                681919106  $  5,351      110,100  SH         SOLE          110,100
ONYX PHARMACEUTICALS INC      NOTE 4.000% 8/1    683399AB5  $  9,161    5,000,000  PRN        SOLE        5,000,000
PDL BIOPHARMA INC             NOTE 2.875% 2/1    69329YAE4  $  6,705    5,800,000  PRN        SOLE        5,800,000
PULSE ELECTRONICS CORP        NOTE 7.000%12/1    74586WAA4  $  4,144    5,000,000  PRN        SOLE        5,000,000
QUAD / GRAPHICS INC           COM CL A           747301109  $ 31,799    2,211,357  SH         SOLE        2,211,357
SANOFI                        RIGHT 12/31/2020   80105N113  $  4,875    3,457,600  SH         SOLE        3,457,600
SCHOOL SPECIALTY INC          SDCV 3.750%11/3    807863AM7  $  6,293    8,500,000  PRN        SOLE        8,500,000
SOLARFUN POWER HOLDINGS CO L  NOTE 3.500% 1/1    83415UAB4  $  4,971    7,500,000  PRN        SOLE        7,500,000
SOLUTIA INC                   COM NEW            834376501  $    454       16,200  SH         SOLE           16,200
THOMPSON CREEK METALS CO INC  UNIT 99/99/9999    884768300  $  8,550      450,000  SH         SOLE          450,000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0    896818AB7  $ 41,753   20,200,000  PRN        SOLE       20,200,000
UAL CORP                      NOTE 6.000%10/1    902549AJ3  $ 60,058   20,770,000  PRN        SOLE       20,770,000
VIRGIN MEDIA INC              NOTE 6.500%11/1    92769LAB7  $ 55,095   36,900,000  PRN        SOLE       36,900,000
WESCO INTL INC                DBCV 6.000% 9/1    95082PAH8  $ 18,867    8,737,000  PRN        SOLE        8,737,000


Total Fair Market Value (in thousands):                     $657,777
